Segment Information - Summary Revenue from External Customers by Country (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	₩ 725,516	₩ 463,618	₩ 413,938
Korea
Disclosure of geographical areas [line items]
Revenue	86,058	46,719	73,751
Taiwan
Disclosure of geographical areas [line items]
Revenue	176,071	175,664	77,462
Japan
Disclosure of geographical areas [line items]
Revenue	18,999	26,133	40,259
The United States of America
Disclosure of geographical areas [line items]
Revenue	22,702	33,697	20,894
Thailand
Disclosure of geographical areas [line items]
Revenue	136,874	75,498	94,475
The Philippines
Disclosure of geographical areas [line items]
Revenue	102,595	26,003	20,173
Indonesia
Disclosure of geographical areas [line items]
Revenue	58,763	5,472	10,723
Hong Kong
Disclosure of geographical areas [line items]
Revenue	22,656	24,397	7,648
Malaysia
Disclosure of geographical areas [line items]
Revenue	58,553	24,830	30,422
Others
Disclosure of geographical areas [line items]
Revenue	₩ 42,245	₩ 25,205	₩ 38,131